Consolidated Statements of Comprehensive Income $ in Millions, $ in Millions		12 Months Ended
		Dec. 31, 2022 USD ($)	Dec. 31, 2022 MXN ($)	Dec. 31, 2021 MXN ($)	Dec. 31, 2020 MXN ($)
Condensed Statement of Income Captions [Line Items]
Consolidated net income			$ 19,626	$ 16,331	$ 10,368
Other comprehensive income [abstract]
Valuation of the effective portion of derivative financial instruments, net of taxes			(1,448)	1,836	543
Exchange differences on the translation of foreign operations and associates			(2,685)	(1,943)	(7,543)
Other comprehensive (loss) to be reclassified to profit or loss in subsequent periods			(4,133)	(107)	(7,000)
Items that will not be reclassified to profit or loss in subsequent periods:
Loss from equity financial asset classified at FVOCI			(54)	(393)	0
Re-measurements of the net defined benefit liability, net of taxes			328	(67)	(318)
Other comprehensive income (loss) not to be reclassified to profit or loss in subsequent periods			274	(460)	(318)
Total other comprehensive (loss), net of tax			(3,859)	(567)	(7,318)
Consolidated comprehensive income for the year, net of tax			15,767	15,764	3,050
Comprehensive income attributable to [abstract]
Equity holders of the parent			15,242	15,264	4,150
Non-controlling interest			525	500	(1,100)
Consolidated comprehensive income for the year, net of tax			$ 15,767	$ 15,764	$ 3,050
Currency in which supplementary information is displayed
Condensed Statement of Income Captions [Line Items]
Consolidated net income	[1]	$ 1,007
Other comprehensive income [abstract]
Valuation of the effective portion of derivative financial instruments, net of taxes	[2]	(74)
Exchange differences on the translation of foreign operations and associates	[2]	(138)
Other comprehensive (loss) to be reclassified to profit or loss in subsequent periods	[2]	(212)
Items that will not be reclassified to profit or loss in subsequent periods:
Loss from equity financial asset classified at FVOCI	[2]	(3)
Re-measurements of the net defined benefit liability, net of taxes	[2]	17
Other comprehensive income (loss) not to be reclassified to profit or loss in subsequent periods	[2]	14
Total other comprehensive (loss), net of tax	[2]	(198)
Consolidated comprehensive income for the year, net of tax	[2]	809
Comprehensive income attributable to [abstract]
Equity holders of the parent	[2]	782
Non-controlling interest	[2]	27
Consolidated comprehensive income for the year, net of tax	[2]	$ 809

[1]	Convenience translation to U.S. dollars ($) – See Note 2.2.3
[2]	Convenience translation to U.S. dollars ($) – See Note 2.2.3